                  Helping You Build a Better Financial Future


                         [PHOTO OF GLOBE APPEARS HERE]



                                    The AAL
                                 International
                                     Fund



                               Semi-Annual Report
                                October 31, 1995








                                    [LOGO]
                             The AAL Mutual Funds

                                    [LOGO]
                             The AAL Mutual Funds
                          --------------------------
               222 West College Avenue, Appleton, WI 54919-0007
                                 800-553-6319

December 1, 1995


Dear AAL International Fund Shareholder:

Since the Fund's inception on August 1, 1995, most international markets have performed poorly, particularly relative to the U.S. market. Recently, the European equity markets have fallen, and the Japanese equity market has continued its five-year slide. On the positive side, our Sub-Adviser, Societe Generale Asset Management Corp. (SoGen), believes that these flat to falling market performances have created many international opportunities for purchasing bargain-priced foreign stocks. SoGen positions the Fund to take advantage of potentially low-priced foreign securities that it believes have long-term prospects for significant capital growth.

As of October 31, 1995, your Fund's portfolio, on an economic basis, was invested as set forth on the next page:


This report is submitted for the information of the shareholders of The
AAL International Fund. It is not authorized for distribution to prospective investors unless accompanied by a current prospectus for The AAL International Fund.


THE AAL INTERNATIONAL FUND
 ................................................................................

Bringing Worldwide Investment Opportunities Closer to Home

                  Europe........................ 26.3%
                  Japan......................... 13.6%
                  Other Asia
                  (Hong Kong, Singapore)........  5.6%
                  Australia and New Zealand.....  3.6%
                  Latin America.................  1.8%
                  Preferred Stock ..............  1.8%
                  Miscellaneous.................  0.9%
                  Canada........................  2.8%
                  ....................................
                  Total Foreign Stocks.......... 56.4%

                  Bonds...........................3.7%
                  Cash and Cash Equivalents..... 39.9%
                  ====================================
                  TOTAL                           100%


Along with information on the Fund's investments and finances during its first three months of operation, the semi-annual report will provide you with answers to questions about The AAL International Fund's value approach to international investing. On behalf of The AAL Mutual Funds' Board of Trustees, I thank you for entrusting the Fund with your investments.



/s/ John H. Pender
John H. Pender
President and Chairman of the Board
The AAL Mutual Funds


THE AAL INTERNATIONAL FUND
 ................................................................................

Questions & Answers

The Fund hasn't done much
since its August inception. Why?
 ................................
The past few months have been difficult for most international markets, particularly relative to the stellar performance of the U.S. equity market. Most European equity markets have been down, the Japanese equity market has continued its five-year slide and most developing markets have been disappointing.

What's the good news?
 .....................
The good news is that depressed markets are resulting in some bargain-priced foreign stocks with long-term growth potential. Also, too much skepticism may be factored into foreign stock prices, which means two things: 1) positive news may have significant upside impact and 2) downside risk has decreased along with investors' expectations.

We are not concerned with short-term results and keep a long-range focus, especially with foreign investments. We firmly believe that there continue to be many attractive investment opportunities outside the United States, and that foreign investments continue to deserve an important place in every diversified portfolio.

How does the Fund's style compare
to that of other international funds?
 .....................................
We have a conservative, value-oriented approach to foreign investing. Rather than shoot for the stocks that we think will double quickly, we aim for securities that have long-term growth potential and less downside risk. It is not a glamorous approach, but successful investing is not about glamour.

Could you provide an example?
 .............................
Sure. Buderus is Germany's largest manufacturer of heating systems. The business will not win any beauty contests, but the quality of the company is what's special. They're a steady grower in a highly profitable business. The balance sheet is solid, management is conservative and the price of the stock is low. There's potential growth in eastern Europe. Finally, the company has significant "hidden" assets; we like to have that margin of safety.


THE AAL INTERNATIONAL FUND
 ................................................................................

Bringing Worldwide Investment Opportunities Closer to Home

Going forward, which
markets are most attractive?
 ............................
We focus more on specific investments than we do general markets. Nevertheless, we find that prices in Europe are currently quite reasonable. Japan's enormous equity market, which is still down more than 50% since its 1989 high, is offering quite a few bargains. And, from a long-term perspective, we are taking a cautious look at the fast-growing developing markets of Asia and South America.

What is your foreign currency policy?
 .....................................
We are currently hedging our holdings in currencies that are most overvalued relative to the dollar: the Japanese yen, the German deutsche mark, the French franc and the Swiss franc. Currency fluctuation is a fact of life with international investing. It may contribute to short-term volatility, but, again, international investors should concentrate on long-term goals.

Why does the Fund currently
have such a high cash position?
 ...............................
Our investment style reflects a generally cautious approach. We typically initiate small positions in many different stocks and build them up over time. Our holding period is unusually long (three to five years), so the high cash position is not a result of liquidations. Rather, it reflects the slow portfolio-building process.

The past three months (the Fund's lifespan) were characterized by significant volatility in foreign markets which generally were on the decline, with sharp falls experienced in certain markets. While these market declines can create attractive investment opportunities, we pay a lot of attention to the price we pay for a security, and we typically wait for the price of the security to reach a level that we consider attractive before purchasing it.


THE AAL INTERNATIONAL FUND
 ................................................................................

The Fund in Review


Portfolio Mix
 .............

[PIE GRAPH APPEARS HERE]

Stocks  56%
Short-Term Holdings  40%
Bonds  4%


Five Largest Holdings*--Securities
 .................................
  - Ito-Yokado Co., Ltd.
  - Shaw Brothers Limited
  - Carter Holt Harvey Limited
  - CDL Hotels International Ltd.
  - Buderus AG



*Exclusive of short-term holdings.


THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                           The AAL International Fund
                 Schedule of Investments as of October 31, 1995

THE FUND SEEKS:
    Long-term growth of capital through investing in a diversified portfolio of foreign securities.

THE FUND IS:
    A diversified portfolio of foreign equities in at least three different countries not including the United States. The Fund also may invest up to 20% of its assets in bonds.

 SHARES    COMMON STOCKS (54.6%)                    INDUSTRY       MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 ARGENTINA (1.8%)
 ----------------
    50,000 Cresud S.A *..........................   Food &           $   60,012
           (Argentine farm company)                 Agriculture
    30,000 IRSA Inversiones y Representaciones,     Real Estate          63,013
           S.A...................................
           (invests in and develops industrial,
           commercial and residential real
           estate)
    65,000 Ledesma SA............................   Consumer Products    69,564
           (produces and sells sugar, alcohol and
           fruit)
    75,000 Siderca S.A.I.C.    ..................   Misc. Manufacturing  56,261
           (manufactures and
           sells seamless steel pipes)
                                                                     ----------
                                                                        248,850
                                                                     ----------
 AUSTRALIA (0.5%)
 ----------------
    67,100 Spotless Services, Limited............   Commercial           79,115
           (operates in food catering and
           textile rental services)

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED                INDUSTRY        MARKET VALUE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
 AUSTRIA (0.9%)
 --------------
     1,500 VAE AG..............                    Miscellaneous--   $  134,106
           (manufactures and sells turnouts,       Manufacturing     ----------
           turnout systems and turnout
           components.)
 BELGIUM (0.7%)
 --------------
       850 Deceuninck Plastics Industries SA....   Basic Materials       92,258
           (holding company for Deceuninck                           ----------
           Group, which produces PVC windows and
           door profiles)
 CANADA (2.8%)
 -------------
     7,500 Canadian Pacific LTD.................   Conglomerate         120,000
           (interests in transportation, energy,
           real estate, hotels and
           telecommunications)
     1,000 Franco-Nevada Mining Corp.
           Ltd    ..............................   Gold
           (receives royalties from gold mines)                          54,275
     8,500 Noranda, Inc.........................   Metals--             169,842
           (produces copper and other metals and   Diversified
           holds interests in oil and gas
           companies)
    25,000 Redstone Resources, Inc..............   Metals--              53,901
           (holds a portfolio of base metal and    Diversifies
           industrial mineral royalty interests)
                                                                     ----------
                                                                        398,018
                                                                     ----------

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED                 INDUSTRY       MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 FINLAND (0.9%)
 --------------
     3,500 Vaisala OyA...........................   Technology       $  124,438
           (develops and manufactures                                ----------
           electronic measurement systems and equipment for
           meteorology and environmental
           sciences)
 FRANCE (9.7%)
 -------------
       750 Essilor International ADP. ...........   Optical              96,417
           (optical corrective lenses,
           contact lenses
           and optical instruments)
     1,500 Comptoir Lyon-Alemand-Louyot*.........   Miscellaneous       122,629
           (refines precious metals
           used in jewelry, dental implants, art
           supplies and electronics)
     1,000 Conflandey SA.........................   Iron/Steel           56,205
           (produces carbon steel and other
           galvanized fine wires)
     2,500 Elf Aquitaine.........................   Oil--               170,148
           (major integrated oil and gas            International
           company)
     1,500 Emin Leydier           ...............   Forest Prod. &      146,848
           (manufactures corrugated paper and       Paper
           cardboard)
     1,000 Eramet    ............................   Metals--             67,446
           (involved in the mining, refining and    Diversified
           production of nickel, special metals
           and steel)
     1,500 Gaumont SA............................   Entertainment        90,439
           (produces and distributes films and
           television programs, manages theaters)

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED                INDUSTRY        MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 FRANCE--CONTINUED
 -----------------
     1,500 Legrand ADP..........................   Electrical        $  164,936
           (manufactures low-voltage electrical    Equipment
           fittings and accessories)
     2,000 Groupe Legris Industries SA..........   Machine--             58,044
           (manufactures of tower cranes,          Diversified
           industrial fluid contols)
       750 N.S.C. (Nicolas Schlumberger et Cie).   Machine--            143,630
           (manufactures and markets textile       Diversified
           machinery)
       581 Promodes C.I.........................   Retail Stores        112,809
           (owns and operates, hypermarkets, super
            markets and convenience stores)
       650 Sabeton SA...........................   Holding               92,861
           (investment company)                    Company
       149 Taittinger C.I.           ...........   Wine & Spirits        41,112
           (produces and sells champagne;
           also active in hotel business)
                                                                     ----------
                                                                      1,363,524
                                                                     ----------
 GERMANY (2.6%)
 --------------
       500 Buderus AG...........................   Miscellaneous--      214,636
           (manufactures a wide range of heating   Manufacturing
           products, also involved in casting,
           stainless steel and aircraft
           equipment)


  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED          INDUSTRY              MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 GERMANY--CONTINUED
 ------------------
       150 Hornbach Holding AG Pfd.......   Retail Stores           $  150,724
           (owns and manages large-scale
           do-it-yourself stores)
                                                                     ----------
                                                                        365,360
                                                                     ----------
 HONG KONG (3.5%)
 ----------------
   524,000 CDL Hotels International Ltd...   Lodging                    237,205
           (investment holding company
           whose subsidiaries own and
           operate hotels world wide)
   200,000 Shaw Brothers Limited..........   Entertainment              252,209
           (involved in film production and
           distribution)
                                                                     ----------
                                                                        489,414
                                                                     ----------
 ITALY (1.8%)
 ------------
    15,000 Arnoldo Mondarori Editore SpA.    Publishing/Printing        111,031
           (second-largest publishing
           company in Italy)
   250,000 Montedison non-convertible savings
           S.p.A                   ......    Holding Company            146,630
           (industrial holding company
           with activities in chemicals,
           energy, agro-industrial production)
                                                                     ----------
                                                                        257,661
                                                                     ----------

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED           INDUSTRY             MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 JAPAN (13.6%)
 -------------
    12,000 Aida Engineering Limited.........  Machine--Diversified   $   84,268
           (leading manufacturer of
           presses)
     1,000 Asatsu Inc.......................  Business Services          34,525
           (advertising agency)
     3,000 Chofu Seisakusho.................  Manufacturing--            70,419
           (manufacturer of air conditioners  Diversified
           and water heaters)
    22,000 Dai-Tokyo Fire & Marine            Insurance                 141,366
           Insurance, Inc...................
           (non-life insurance company)
     1,000 Fast Retailing Co., Ltd. ........  Retail--Apparel            48,804
           (designs and sells low price
           unisex style casual clothing)
     4,000 Fuji Photo Film Co. Ltd.-          Photo                     197,000
           ADR       .......................
           (manufactures photographic film, equipment
           supplies and imaging systems)
     1,000 Hitachi Ltd. ADR.................  Electronics               104,625
           (manufactures electronic and
           electrical products)
    15,000 Iino Kaiun Kaisha................  Shipping                   73,940
           (carrier and specialized carrier
           operator)
     5,000 Ito-Yokado Co., Ltd    ..........  Retail Stores             273,363
           (one of leading supermarket
           operators)
     7,000 Nisshinbo Industries Inc.........  Textiles                   62,164
           (manufactures cotton fabrics
           chemical and synthetic fibers)
    12,000 Nittetsu Mining Co., Ltd.........  Mining                    103,868
           (mining company with
           limestone as mainline)


  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED                 INDUSTRY       MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 JAPAN--CONTINUED
 ----------------
     5,000 Shimano Inc...........................   Bicycles         $   92,914
           (manufacturer of bicycle
           parts and fishing tackle)
     8,000 Sotoh Co., Ltd.       ................   Textiles             89,980
           (leading dyer-finisher of woolen
           fabrics)
     1,330 Toho Co.    ..........................   Entertainment       187,315
           (one of the Big 4 in the movie
           industry)
    18,000 Tokio Marine & Fire Insurance Co., Ltd.
           (writes marine, fire and casualty,       Insurance           184,850
           automobile and allied lines of
           insurance)
     2,000 Tsutsumi Jewelry Co., Ltd.   .........   Retail Jewelry       98,782
           (manufacturer, wholesaler, and
           retailer of jewelry)
     5,000 Yoshimoto Kogyo Co., Ltd..............   Entertainment        60,150
           (major entertainment company)
                                                                     ----------
                                                                      1,908,333
                                                                     ----------
 LUXEMBOURG (0.8%)
 -----------------
     2,500 Minorco SA ADR            ............   Holding              68,125
           (natural resources group with            Company
           interests in agribusiness, mining and
           processing metals and industrial
           materials)
        30 Socfinasia............................   Food &               43,484
           (holding company that invests mainly     Agriculture
           in rubber plantations and palm oils)
                                                                     ----------
                                                                        111,609
                                                                     ----------

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED          INDUSTRY              MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 NETHERLANDS (0.9%)
 ------------------
     2,000 German City Estates NV.........   Real Estate             $   32,277
           (Real estate
           investment company with
           commercial property located in
           various German cities)
     2,500 Philips Electronics N.V ADR....   Electronics                 96,563
           (manufactures lighting,
           consumer electronics, small
           home appliances, medical
           systems and industrial
           electronics)
                                                                     ----------
                                                                        128,840
                                                                     ----------
 NEW ZEALAND (3.1%)
 ------------------
    50,000 Apple Fields Limited*...........  Food & Agriculture          24,753
           (owns and manages horticulture
           businesses, mainly apple
           orchards and dairy farms)
   100,000 Carter Holt Harvey, Limited....   Forest Products &          238,944
           (owns a forest plantation and     Paper
           manufactures building products)
     9,500 Shortland Properties, Limited...  Real Estate                  5,456
           (owns real estate properties)
     4,750 Shortland Properties, Limited     Real Estate                    125
           Rights.........................
    75,000 Tasman Agriculture Limited.....   Food & Agriculture          72,772
           (corporate dairy farm)
    15,000 Wilson & Horton Limited........   Publishing/Printing         89,109
           (publishes and markets
           newspapers and magazines)
                                                                     ----------
                                                                        431,159
                                                                     ----------
 NORWAY (0.9%)
 -------------
    12,000 Schibsted A/S        ..........   Publishing/Printing        132,927
           (publishes newspapers,                                    ----------
           magazines; owns a TV Channel)


  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED          INDUSTRY              MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SINGAPORE (2.1%)
 ----------------
    60,000 Clipsal Industries Ltd.   .....   Electronics              $ 147,000
           (develops, manufactures and
           markets electrical installation
           products)
    10,000 Singapore Bus Service Ltd......   Transportation              67,864
           (operates bus service in
           Singapore)
    35,000 Times Publishing Ltd.   .......   Publishing/Printing         81,154
           (publishes, prints, distributes
           and sells books, partworks,
           directories, magazines and
           musical products)
                                                                      ---------
                                                                        296,018
                                                                      ---------
 SPAIN (0.4%)
 ------------
    10,000 Energia e Industrias              Chemicals                   50,961
           Aragonesas S.A.................                            ---------
           (integrated PVC producer)
 SWEDEN (0.6%)
 -------------
     5,000 Terra Mining AB................   Gold                        85,798
           (prospecting, mining and gold                              ---------
           producer)
 SWITZERLAND (3.2%)
 ------------------
        16 Bank for International
           Settlements      ..............   Financial Services         147,822
           (the central banks' central bank)
       250 Kuehne & Nagel International AG   Transportation             147,382
           (transports freight worldwide)

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES       COMMON STOCKS--CONTINUED              INDUSTRY       MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 SWITZERLAND--CONTINUED
 ----------------------
           45 Lindt & Spruengli AG-PC............   Food &            $  63,352
              (chocolate manufacturer)
          350 Sika Finanz AG Bearer..............   Building             89,925
              (Producer of specialized              Materials
              construction and insulation
              materials)
                                                                      ---------
                                                                        448,481
                                                                      ---------
 UNITED KINGDOM (2.9%)
 ---------------------
       25,000 Antofagasta Holdings plc...........   Holding             119,536
              (diversified interests in             Companies
              mining, transportation, banking,
              telecommunications, forestry and natural
              resources in Chile)
       15,000 Blenheim Group plc.................   Advertising          60,597
              (organizes and manages exhibitions,
              conferences and related trade
              publications)
       50,000 Lonrho plc.........................   Holding             123,481
              (industrial holding company)          Companies
              with interests in various African
              businesses)
       30,000 McBride plc*.......................   Consumer Products    99,653
              (manufactures private label
              household and personal care
              products)
                                                                      ---------
                                                                        403,267
                                                                      ---------

  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 SHARES    COMMON STOCKS--CONTINUED                 INDUSTRY       MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 MISCELLANEOUS (0.9%)
 --------------------
     2,000 Banco Latinoamerica de Exportaciones,
           SA (Bladex), Panama...................
           (specialized multinational bank          Financial         $  83,500
           established to finance the foreign       Services
           trade in Latin America and the
           Caribbean region)
     3,500 North European Oil Royalty Trust...
           (holds overriding royalty rights on      Energy               45,938
           gas production in Germany)
                                                                      ---------
                                                                        129,438
                                                                      ---------
           Total Common Stocks (cost basis $7,759,913)...........     7,679,575
                                                                      ---------

 PREFERRED STOCKS (1.8%)
 -----------------------
     5,000 Freeport-McMoran Copper & Gold, Preferred
           Series C .............................   Mining             $157,500
     4,500 Freeport-McMoran Copper & Gold, Preferred
           Series D     .........................   Mining               94,500
                                                                       --------
            Total Preferred Stock (cost basis $260,096)..........       252,000
                                                                       --------


  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

 PAR VALUE U.S. DOLLAR CONVERTIBLE BONDS (1.8%)                    MARKET VALUE
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
 $ 100,000 Cheil Foods & Chemical Co 3.00%
           12/31/2006...........................................        131,000
 $ 100,000 Far Eastern Textile 4.00% 10/7/2006.................         115,000
                                                                        -------

           Total U.S. Dollar Convertible Bonds (cost basis $237,263)    246,000
                                                                        -------

NON U.S. DOLLAR CORPORATE BONDS (0.3%)
--------------------------------------

   100,000 Air Canada Variable Rate Perpetual Bonds 3/29/2049
          (Germany) ............................................         40,158
                                                                         ------
           Total Non U.S. Dollar Corporate Bonds                         40,158

                                                                         ------
U.S. DOLLAR BONDS (1.6%)
------------------------



   265,300 Federal Republic of Brazil "C" Bonds 8.00% 4/15/2014.        134,971
    50,000 Republic of Argentina FRB
           3/31/2005............................................         29,625
   100,000 Republic of Poland PDI 10/27/2014....................         64,125
                                                                     ----------
           Total Non U.S. Dollar Corporate Bonds
           (amortized cost basis $275,783)......................        228,721
                                                                     ----------
            TOTAL LONG-TERM INVESTMENTS (amortized cost basis
            $8,533,055).........................................      8,446,454
                                                                     ----------

The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

         COMMERCIAL PAPER (39.9%)
         ------------------------
 500,000 American Telephone & Telegraph Company 5.73%
         11/10/95..............................................    $   499,284
 642,000 Bridgestone Firestone Inc. 5.78% 11/6/95..............        641,485
 600,000 Dover Corporation 5.75% 11/2/95.......................        599,904
 687,000 Ford Motor Credit Corporation 5.75% 11/20/95..........        684,915
 619,000 GE Capital Corporation 5.67% 11/1/95..................        619,000
 600,000 Hewlett-Packard Company 5.70% 11/7/95.................        599,430
 679,000 ITT Corporation 5.83% 11/8/95.........................        678,230
 672,000 McDonald's Corporation 5.70% 11/9/95..................        671,149
 623,000 Sony Capital Corporation 5.73% 11/3/95................        622,801
                                                                     -----------
           Total Commercial Paper (amortized cost $5,616,198)...      5,616,198
                                                                     -----------
            TOTAL INVESTMENTS (amortized cost basis $14,149,254)    $14,062,652
                                                                     ===========

*non-income producing security


  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statement of Assets and Liabilities

                                                                     THE AAL
                                                                  INTERNATIONAL
OCTOBER 31, 1995                                                      FUND
-------------------------------------------------------------------------------
-------------------------------------------------------------------------------
ASSETS
------
Investments, at value (Cost: $14,149,254).......................   $14,062,652
Dividends and interest receivable...............................        11,900
Receivable for forward contracts held, at value.................     1,959,491
Account receivable from affiliate...............................        23,564
Unamortized organization and initial registration expense.......        52,509
Cash............................................................     1,549,052
                                                                   -----------
TOTAL ASSETS                                                       $17,659,168
                                                                   ===========
LIABILITIES
-----------
Payable for forward currency contracts held, at cost............   $ 1,952,810
Payable for investments purchased...............................       918,752
Accrued expenses................................................        93,020
                                                                   -----------
TOTAL LIABILITIES                                                    2,964,582
                                                                   -----------
NET ASSETS
----------
Trust capital (beneficial interest).............................    14,751,878
Accumulated undistributed net investment income.................        23,504
Accumulated net realized gain on investments....................           329
Net unrealized appreciation (depreciation) on:
 Investments....................................................       (86,602)
 Forward currency contracts.....................................         6,681
 Foreign currency related transactions..........................        (1,204)
                                                                   -----------
TOTAL NET ASSETS                                                    14,694,586
                                                                   -----------
TOTAL LIABILITIES AND CAPITAL                                      $17,659,168
                                                                   ===========
Shares of beneficial interest outstanding (unlimited number of
 shares authorized).............................................     1,475,448
                                                                   ===========
Net Asset Value Per Share.......................................   $      9.96
                                                                   ===========
Maximum Public Offering Price...................................   $     10.46
                                                                   ===========

  The accompanying notes to financial statements are an integral part of this statement.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                            Statement of Operations

                                                                      THE AAL
                                                                   INTERNATIONAL
FOR THE PERIOD ENDED OCTOBER 31, 1995                                  FUND
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
INVESTMENT INCOME
Dividends (net of $1,155 foreign taxes withheld)..................   $ 15,092
Taxable interest..................................................     52,288
                                                                     --------
TOTAL INVESTMENT INCOME                                                67,380
                                                                     --------
EXPENSES
Adviser fees......................................................      4,388
Sub-Adviser fees..................................................     13,163
Audit fees........................................................      2,200
Custody fees......................................................      4,550
Administrative service fees.......................................     12,572
Legal fees........................................................      1,247
Amortization of organization & registration expense...............      1,089
Printing and postage expense......................................     15,626
Distribution expense (12b-1)......................................      4,388
S.E.C. and state registration fees................................         --
Transfer Agent fees...............................................     25,809
Shareholder Maintenance Fees......................................        788
Trustees fees and expenses........................................      2,514
Other expenses....................................................        175
                                                                     --------
TOTAL EXPENSES                                                         88,509
                                                                     --------
 Less reimbursement from Adviser..................................    (44,633)
                                                                     --------
TOTAL NET EXPENSES                                                     43,876
                                                                     --------
NET INVESTMENT INCOME                                                  23,504
                                                                     --------
REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gains on investment transactions.....................        810
Net realized losses on foreign currency transactions                     (481)
Decrease in unrealized appreciation on investment.................    (86,602)
Increase in unrealized appreciation on currency...................      5,477
                                                                     --------
NET REALIZED & UNREALIZED LOSSES ON INVESTMENTS...................    (80,796)
                                                                     --------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............   $(57,292)
                                                                     ========


  The accompanying notes to financial statements are an integral part of this statement.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                      Statements of Changes in Net Assets

                                                                      THE AAL
                                                                   -------------
                                                                   INTERNATIONAL
                                                                       FUND
                                                                   -------------
                                                                   PERIOD ENDED
                                                                    10/31/95(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
OPERATIONS
Net investment income.............................................  $    23,504
Net realized gains on investments and foreign currency...........           329
Decrease in unrealized appreciation on investments................      (81,125)
                                                                    -----------
NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS..............      (57,292)
                                                                    -----------
DISTRIBUTIONS TO SHAREHOLDERS
Dividends from net investment income..............................           --
Capital gains distributions.......................................           --
                                                                    -----------
TOTAL DISTRIBUTIONS TO SHAREHOLDERS...............................           --
                                                                    -----------
TRUST SHARES TRANSACTIONS
Purchases of trust shares.........................................   14,838,291
Redemption of trust shares........................................      (86,413)
                                                                    -----------
NET INCREASE IN TRUST CAPITAL.....................................   14,751,878
                                                                    -----------
NET INCREASE IN NET ASSETS........................................   14,694,586
NET ASSETS BEGINNING OF PERIOD....................................           --
                                                                    -----------
NET ASSETS END OF PERIOD(2).......................................  $14,694,586
                                                                    ===========

---------
(1 From commencement of operation on August 1, 1995.
(2 Including undistributed income of $23,504.


  The accompanying notes to financial statements are an integral part of this statement.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                         Notes to Financial Statements

(A) ORGANIZATION

The AAL Mutual Funds (the "Trust") was organized as a Massachusetts Business Trust on March 13, 1987, and is registered as an open-end diversified management company under the Investment Company Act of 1940. The Trust commenced operations on July 16, 1987, with The AAL Capital Growth Fund, The AAL Income Fund and The AAL Municipal Bond Fund. On March 10, 1988, The AAL Money Market Fund commenced operations. On July 1, 1992, The AAL Income Fund changed its name to The AAL Bond Fund. On June 30, 1993, The AAL Smaller Company Stock Fund commenced operations; on March 17, 1994, The AAL Utilities Fund commenced operations; and on August 1, 1995, The AAL International Fund (the "Fund") commenced operations. The AAL U.S. Government Zero Coupon Target Funds, Series 2001 and 2006, are also portfolios in the series. The nine AAL Funds are collectively referred to as the "Funds."

(B) SIGNIFICANT ACCOUNT POLICIES

The Funds' principal accounting policies are:

SECURITY VALUATION - The Fund invests in foreign securities, including stocks, bonds, notes and convertible securities, whose values are subject to changes in market conditions, as well as changes in political and regulatory environments. All securities for which market quotations are available on a national securities exchange in the United States or a securities exchange abroad are valued at their last sale price. All over-the-counter securities for which market quotations are readily available are valued at the last sale price. All other securities are valued at fair value as determined by the Investment Adviser under supervision of the Board of Trustees.

FOREIGN CURRENCY TRANSLATION - The market values of securities that are not traded in United States currency are recorded in the financial statements after translation to U.S. dollars using the exchange quotation in effect at the time net asset value is calculated. The costs of such securities are translated at exchange rates prevailing when acquired. Additionally, other assets and liabilities denominated in foreign currencies are translated into U.S. dollars.

The Fund does not isolate the portion of gains and losses on investments that is due to changes in foreign exchange rates from that which is due to changes in market prices of the equity securities.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

FORWARD CURRENCY CONTRACTS - In connection with purchases and sales of securities denominated in foreign currencies, the Fund may enter into forward currency contracts. Additionally, the Fund may enter into such contracts to hedge certain other foreign currency denominated investments. These contracts are recorded at market value, and the related realized and unrealized foreign exchange gains and losses are included in the statement of operations. In the event that counter parties fail to settle these currency contracts or the related foreign security trades, the Fund could be exposed to foreign currency fluctuations.

UNITED STATES INCOME TAXES - No provision has been made for United States federal income taxes since it is the intention of the Fund to distribute to shareholders all taxable net investment income and net realized gains on investments, if any, within the allowable time limit, and to comply with the other provisions of the Internal Revenue Code for a regulated investment company. Such income dividends and capital gains distributions are declared and paid by the Fund on an annual basis.

OTHER - For financial statement purposes, investment security transactions are accounted for on the trade date. Dividend income is recognized on the ex-dividend date, and interest income is recognized on an accrual basis. Discounts on bonds are amortized over the life of the respective bonds. Realized gains or losses on sales are determined on a specific cost identification basis. The Funds have no right to require registration of unregistered securities. The cost incurred with the organization and initial registration of shares for The AAL International Fund is being amortized over the period of benefit, but not to exceed 60 months from each Fund's commencement of operation.

(C) INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH AFFILIATED PERSONS

The Trust has entered into an Investment Advisory Agreement with AAL Capital Management Corporation ("The Adviser") under which The AAL International Fund pays a fee for investment advisory services. The annual rates of fees under the Investment Advisory Agreement are calculated as 1% of the Funds average daily net asset.

The Adviser has entered into a Sub-Advisory Agreement with Societe Generale Asset Management Corp. ("Sub-Adviser"). The sub-advisory fee, which is paid by the Adviser, is equal to the rate of .75 of 1% of the Funds average daily net assets.

The Trust has entered into an Administrative Services Agreement with the Adviser pursuant to which the Adviser provides certain administrative services. The Adviser earned the fee of $10,000 from the Fund for the period ended October 31, 1995.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Trust has also contracted with AAL Capital Management Corporation for certain shareholder maintenance services, effective April 1, 1995. These shareholder services include pre-processing and quality control of new accounts, shareholder correspondence, account response and answering customer inquires regarding account status, option and facilitating shareholder telephone transactions. Fees charged to the Funds under terms of the contract approximated $3.58 per shareholder account for the period ended October 31, 1995.

The Trust has adopted a Distribution Plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The Plan authorizes the Trust to use a portion of its assets to finance certain activities relating to the distribution of its shares to investors. Payments under the Plan are equal to a maximum of .25 of 1% of the average daily net assets of the Fund.

Trustees of the Trust not affiliated with AAL or the Adviser receive an annual fee of $10,000 and $1,000 for each meeting of the Board of Trustees, or Committee thereof, attended. No remuneration has been paid by the Trust to any of the officers or affiliated Trustees of the Trust. In addition, the Trust reimburses unaffiliated Trustees for reasonable expenses incurred in relation to attendance at the meetings.

Each of the Funds is charged for those expenses that are directly attributable to it, such as advisory, custodian and certain shareholder service fees, while other expenses that cannot be directly attributable to the Funds are allocated among the Funds in proportion to the net assets of the respective Fund.

The Adviser reimburses the Funds for annual expenses in excess of the lowest expense limitation imposed by the states.

AAL is the ultimate parent company for AAL Capital Management Corporation.

(D) SECURITY TRANSACTIONS

During the period ended October 31, 1995, purchases and sales of securities other than short-term obligations were as follows:

                                                        PURCHASES      SALES
                                                       ------------ ------------
                                                       PERIOD ENDED PERIOD ENDED
                                                         10/31/95     10/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The AAL International Fund............................  $8,532,445      $810


THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Cost of investments is substantially the same for financial reporting purposes and Federal income tax purposes.

The gross unrealized appreciation and depreciation on investments at the period ended October 31, 1995, were as follows:

                                                       10/31/95
                                      ------------------------------------------
                                                                  NET UNREALIZED
                                                                   APPRECIATION
                                      APPRECIATION (DEPRECIATION) (DEPRECIATION)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
The AAL International Fund...........   $130,668     ($217,270)      ($86,602)

(E) TRUST TRANSACTIONS

Transactions in trust shares for the period ended October 31, 1995, were as follows:

                                                                      THE AAL
                                                                   INTERNATIONAL
                                                                       FUND
                                                                   -------------
                                                                   PERIOD ENDED
                                                                     10/31/95
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Shares purchased..................................................   1,484,102
Income dividends reinvested.......................................      --
Capital gains reinvested..........................................      --
Shares redeemed...................................................      (8,654)
                                                                     ---------
Net increase of trust shares......................................   1,475,448
                                                                     ---------

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
(F) COMMITMENTS

As of October 31, 1995, the Fund had entered into forward currency contracts, as summarized below, resulting in net unrealized appreciation of $6,681.

                                          CURRENCY              U.S. VALUE AT
FORWARD CONTRACTS                       TO BE DELIVERED         OCTOBER 31, 1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
French Franc for delivery
February 9, 1996.......................   3,500,000             $  714,035
French Franc for delivery
April 5, 1996..........................   1,395,000                284,463
German Deutsche Mark for delivery
February 9, 1996.......................     250,000                178,369
German Deutsch Mark for delivery
April 4, 1996..........................      46,000                 32,901
Japanese Yen for delivery
February 9, 1996.......................  75,000,000                744,825
Japanese Yen for delivery
April 4, 1996..........................  56,050,000                561,145
Swiss Franc for delivery
February 9, 1996.......................     200,000                177,841
                                                                 ----------
                                                                $2,693,579
                                                                 ----------

                                                                     U.S. VALUE
                                                                     AT
                                           CURRENCY TO BE            OCTOBER 31,
FORWARD CONTRACTS                          RECEIVED        DUE DATE  1995
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Austrian Schilling....................     225,505         11/6/95     $ 22,755
British Pound Sterling................      39,596         11/1/95       62,484
Canadian Dollar.......................      98,410         11/1/95       73,167
Canadian Dollar.......................      45,425         11/2/95       33,773
Finnish Marka.........................     148,373         11/1/95       34,935
French Franc..........................     274,541         11/3/95       56,111
Hong Kong Dollar......................     243,767         11/2/95       31,528
Italian Lira.......................... 236,601,433        11/30/95      148,419
Japanese Yen..........................   7,002,128         11/1/95       68,484
Japanese Yen..........................   8,206,120         11/2/95       80,259
New Zealand Dollar....................      90,436         11/1/95       59,694
New Zealand Dollar....................      53,461         11/3/95       35,288
Singapore Dollar......................      19,115         11/1/95       13,513
Singapore Dollar......................      28,800         11/3/95       20,359
                                                                       --------
                                                                       $740,769
                                                                       --------



  The accompanying notes to financial statements are an integral part of this schedule.

THE AAL INTERNATIONAL FUND
 ................................................................................

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                              Financial Highlights
                             Per Share Information
              (Based on a share outstanding throughout the period)

                                                                      PERIOD
                                                                       ENDED
                                                                    10/31/95(1)
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
NET ASSET VALUE: BEGINNING OF PERIOD..............................  $     10.00
INCOME FROM INVESTMENT OPERATIONS
Net investment income.............................................       (0.016)
Net realized and unrealized loss on investments...................       (0.056)
                                                                    -----------
Total From Investment Operations..................................       (0.040)
                                                                    -----------
DISTRIBUTIONS FROM:
Net investment income.............................................           --
Net realized capital gains........................................           --
                                                                    -----------
 Total distributions..............................................        0.000
                                                                    -----------
Net decrease in net asset value...................................       (0.040)
Net asset value:
 End of period....................................................  $      9.96
                                                                    -----------
Total Return(d) ..................................................         0.40%
Net Assets: End of Period.........................................  $14,694,586
Ratio of expenses to average net assets(a)(b).....................         2.50%
Ratio of net investment income to average net assets(a)(c)........         1.34%
Portfolio turnover rate...........................................         0.02%

---------
(1) From commencement of operations on August 1, 1995.
(a) calculated on an annualized basis.
(b) computed after giving effect to Adviser's expense limitation undertaking. If the Fund had paid all of its expenses, the ratio would have been 5.04% for the period ended October 31, 1995.
(c) If the Fund had paid all of its expenses, the ratio would have been (1.20%) for the period ended October 31, 1995.
(d) Total return information is calculated on net amount invested and is reported as period-to-date.

THE AAL INTERNATIONAL FUND
 ................................................................................

                                    [LOGO]
                             The AAL Mutual Funds
            ------------------------------------------------------
               222 West College Avenue, Appleton, WI 54919-0007
                                 800-553-6319


     Board of Trustees
 ......................
     John H. Pender--Chairman of the Board
     Richard L. Gady
     Lawrence M. Woods
     D.W. Russler
     F. Gregory Campbell
     Richard L. Gunderson

     Officers
 .............
     John H. Pender--President
     H. Michael Spence--Vice President
     Robert G. Same--Secretary
     Terrance P. Gallagher--Treasurer

     Investment Adviser & Distributor
 .....................................
     AAL Capital Management Corporation
     222 West College Avenue
     Appleton, WI 54919-0007

     Sub-Adviser
 ................
     Societe Generale Asset Management Corp.
     1221 Avenue of the Americas
     New York, NY 10020

     Custodian
 ..............
     The Chase Manhattan Bank, N.A.
     Chase MetroTech Center
     Brooklyn, NY 11245

     Transfer Agent & Disbursing Agent
 ......................................
     Firstar Trust Company
     615 East Michigan Street
     P.O. Box 2981
     Milwaukee, WI 53201-2981

     Legal Counsel
 ..................
     Quarles & Brady
     411 East Wisconsin Avenue
     Milwaukee, WI 53202